Intangible assets (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 30,714	€ 32,700
IXIARO [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	29,100	€ 30,600
IXIARO [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 78,800